Other intangible assets (Details 2) ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Haleon UK Enterprises Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Consumer Healthcare Portfolio of Nicotine Replacement Therapy
Intangible assets material to entity	₨ 58,245
Wockhardt Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of branded generics business
Intangible assets material to entity	₨ 10,022
Shanghai Henlius Biotechz,Inc [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	daratamumab biosimilar HLX 15
Intangible assets material to entity	₨ 5,500
Janssen Pharmaceutica NV [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Antivertigo Brand Stugeron® in India
Intangible assets material to entity	₨ 4,350
Mercury Pharma Group Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Progynova® and Cyclo-Progynova® in India
Intangible assets material to entity	₨ 3,014
Novartis AG [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Cardiovascular brand Cidmus® in India
Intangible assets material to entity	₨ 4,005